Prospectus Supplement

June 10, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 10, 2022, to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2022

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
China Equity Portfolio
Counterpoint Global Portfolio
Developing Opportunity Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Global Concentrated Portfolio
Global Focus Real Estate Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Infrastructure Portfolio
Global Real Estate Portfolio
Global Franchise Portfolio
Global Insight Portfolio
Global Sustain Portfolio
Global Permanence Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
Next Gen Emerging Markets Portfolio
Permanence Portfolio
US Core Portfolio
U.S. Focus Real Estate Portfolio
U.S. Real Estate Portfolio

Effective on July 29, 2022, the Funds will:

•  Implement additional categories of investors eligible for Class A front-end sales charge waivers;

•  Discontinue acceptance of direct purchases for Class C shares by accounts for which no broker-dealer or other financial intermediary is specified and any such purchases will be automatically invested in Class A shares of the same Fund;

•  Implement an additional automatic Class C to Class A shares conversion feature for Class C shares held in accounts for which no financial intermediary is specified and which are not subject to a contingent deferred sales charge; and

•  Automatically reinvest dividends and distributions of less than $10, in certain circumstances.

Accordingly, the following changes will be made to each Prospectus effective July 29, 2022:

The following is added at the end of the first paragraph of the section of each Prospectus entitled "Shareholder Information—Minimum Investment Amounts:"

Each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any direct purchase received by the Fund's transfer agent for Class C shares for such accounts will automatically be invested in Class A shares of the same Fund.

Purchases of Class A shares are not subject to a front-end sales charge if the account qualifies under one of the following categories, which are added to the list of such categories in the section of each Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares:"

•  Investment and institutional clients of the Adviser and its affiliates.

•  Direct purchases of shares by accounts where no financial intermediary is specified.

The following is added at the end of the section of each Prospectus entitled "Shareholder Information—How to Purchase Fund Shares—Purchasing Shares Directly From the Funds—Initial Purchase:"

Each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified (i.e., such purchasers are not eligible investors for Class C shares). Any direct purchase received by a Fund's transfer agent for Class C shares for such accounts will automatically be invested in Class A shares of the same Fund. In addition, Class C shares held in an account for which no broker-dealer or other financial intermediary is specified and which are not subject to a CDSC will periodically be converted to Class A shares of the same Fund.

The following is added at the end of the section of each Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares:"

Class A shares also are offered at net asset value to investment and institutional clients of the Adviser and its affiliates and direct purchases of shares by accounts where no financial intermediary is specified.

The following is added at the end of the section of each Prospectus entitled "Shareholder Information—Dividends and Distributions:"

For accounts held directly with a Fund's transfer agent for which the shareholder has elected to receive distributions via check, any distribution (dividend or capital gain) under $10.00 is automatically reinvested in additional shares regardless of your elected distribution option.

The following is added to the section of each Prospectus entitled "Shareholder Information—Conversion Features:"

In addition, Class C shares held in an account for which no broker-dealer or other financial intermediary is specified and which are not subject to a CDSC will periodically be converted to Class A shares of the same Fund.

  MSIFSPT-0622